Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of Comprehensive Income/(Loss) [Abstract]
Income/(loss) for the period	SFr (61,921)	SFr 45,442	SFr (50,951)
Other comprehensive income/(loss) not to be reclassified to income or loss in subsequent periods (net of tax)
Remeasurement income/(losses) on defined benefit plans (net of tax)	726	(1,304)	(302)
Total comprehensive income/(loss), net of tax	SFr (61,195)	SFr 44,138	SFr (51,253)